Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

Telephone: (215) 988-2700

Fax: (215) 988-2757

www.faegredrinker.com

October 12, 2021

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. (the “Fund”)
1933 Act File No. 333-[ ]
1940 Act File No. 811-23166

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is a registration statement of the Fund pursuant to General Instruction A.2 on Form N-2 (the “Registration Statement”). The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the “Securities Act”), and the applicable rules thereunder. The purpose of this amendment is to update the financial statements of the Fund and to make certain other non-material changes.

The prospectus and statement of additional information (and the disclosure incorporated by reference to the Fund’s N-CSR) relating to the Registration Statement are substantially similar to those included in the Fund’s registration statement filing made on Form N-2 on December 4, 2020 (“2020 N-2 Filing”) (Accession No. 0001398344-20-023931). The differences between the Registration Statement and the Fund’s 2020 N-2 Filing include the inclusion of the Fund’s audited financial statements for the fiscal period ended June 30, 2021 and other non-substantive changes, including those that relate to certain items required to be updated pursuant to General Instruction A.2 on Form N-2.

Subject to the Staff’s approval, it is the Registrant’s intent that the Registration Statement become effective on or before October 30, 2021. We will file a formal request for acceleration after we have responded to the Staff’s comments, if any, on the Registration Statement.

Questions and comments concerning this filing may be directed to the undersigned at (215) 988-2959.

Very truly yours,

/s/ Joshua B. Deringer
Joshua B. Deringer

cc:	David L. Williams
Jon Mohrhardt
Marc Collins

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